Form N-1A Cover	Jun. 26, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 26, 2025
Prospectus Date	Jun. 27, 2025